NXG Cushing Midstream Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2023

		Fair
Common Stock - 74.4%	Shares	Value
Energy Metering & Management - 1.3%
Fluence Energy, Inc.(2)	57,000	$1,064,190

Fuel Cell Vehicles - 0.3%
Plug Power, Inc.(2)	15,000	223,050

General Partnerships - 4.7%
Enlink Midstream LLC(1)	350,000	3,941,000

Large Cap Diversified C Corps - 34.0%
Cheniere Energy, Inc.	42,000	6,608,280
Enbridge, Inc.(1)(3)	91,000	3,414,320
Kinder Morgan, Inc.(1)	240,000	4,094,400
ONEOK, Inc.(1)	67,000	4,385,150
Pembina Pipeline Corporation(1)(3)	152,000	4,991,680
Williams Companies, Inc.(1)	168,000	5,056,800
		28,550,630
Natural Gas Gatherers & Processors - 14.3%
DT Midstream, Inc.	70,000	3,514,000
Targa Resources Corporation(1)	114,000	8,447,400
		11,961,400
Natural Gas Transportation & Storage - 3.8%
Equitrans Midstream Corporation	400,000	2,412,000
Excelerate Energy, Inc.	36,000	777,960
		3,189,960
Other Renewable Generation - 0.7%
Bloom Energy Corporation(2)	29,000	629,010

Refiners - 5.3%
Marathon Petroleum Corporation(1)	36,000	4,449,600

Solar - 2.3%
Solaredge Technologies, Inc.(2)	6,000	1,907,520

Solar Developer - 0.2%
Azure Power Global Ltd.(1)(2)(3)	42,000	139,440

Solar Energy Equipment - 3.0%
Enphase Energy, Inc.(2)	9,000	1,894,770
Sunrun, Inc.(1)(2)	26,000	625,040
		2,519,810
Utilities - 2.7%
NextEra Energy, Inc.(1)	32,000	2,272,960

YieldCo - 1.8%
Clearway Energy, Inc.(1)	49,000	1,539,090
Total Common Stocks (Cost $66,154,447)		$62,387,660

MLP Investments and Related Companies - 46.9%	Units
Large Cap Diversified C Corps - 9.4%
Plains GP Holdings, L.P.(1)	565,000	$7,859,150

Large Cap MLP - 14.4%
Energy Transfer, L.P.(1)	677,000	8,570,820
MPLX, L.P.(1)	102,000	3,532,260
		12,103,080
Natural Gas Gatherers & Processors - 11.5%
Crestwood Equity Partners, L.P.(1)	140,000	3,462,200
Hess Midstream, L.P.(1)	113,000	3,098,460
Western Midstream Partners, L.P.(1)	120,000	3,121,200
		9,681,860
Upstream MLPs - 9.6%
TXO Energy Partners, L.P.(2)	187,500	4,520,625
Viper Energy Partners, L.P.	124,700	3,570,161
		8,090,786
YieldCo - 2.0%
NextEra Energy Partners, L.P.(1)	25,000	1,656,500
Total MLP Investments and Related Companies (Cost $38,640,864)		$39,391,376

Preferred Stock - 2.9%
Crude Oil & Refined Products - 0.5%
NGL Energy Partners, L.P.(1)(2)	20,313	$447,495

Utilities - 2.4%
NextEra Energy Capital Holdings, Inc.(1)	81,000	2,040,390
Total Preferred Stock (Cost $2,549,836)		$2,487,885

Short-Term Investments - Investment Companies - 6.3%	Shares
First American Government Obligations Fund - Class X, 4.37%(4)	2,623,077	$2,623,077
First American Treasury Obligations Fund - Class X, 4.48%(4)	2,623,076	2,623,076
Total Short-Term Investments - Investment Companies (Cost $5,246,153)		$5,246,153

Total Investments - 130.5% (Cost $112,591,300)		$109,513,074
Liabiliities in Excess of Other Assets - (30.5)%		(25,604,490)
Net Assets Applicable to Common Stockholders - 100.0%		$83,908,584

(1)	All or a portion of these securities are held as collateral pursuant to the loan agreements.
(2)	No distribution or dividend was made during the period ended February 28, 2023. As such, it is classified as a non-income producing security as of February 28, 2023.
(3)	Foreign issued security. Foreign concentration is as follows: Canada 10.02%, Mauritius 0.17%.
(4)	Rate reported is the current yield as of February 28, 2023.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	February 28, 2023	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$62,387,660	$62,387,660	$-	$-
Master Limited Partnerships and Related Companies (a)	39,391,376	39,391,376	-	-
Preferred Stock (a)	2,487,885	2,487,885	-
Total Equity Securities	104,266,921	104,266,921	-	-
Other Short Term Investments (a)	5,246,153	5,246,153	-	-
Total Other	5,246,153	5,246,153	-	-
Total Assets	$109,513,074	$109,513,074	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended February 28, 2023.

Transfers into and out of each level are measured at fair value at the end of the period.  There were no transfers between any levels during the period ended February 28, 2023.